POST BALANCE SHEET EVENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
POST BALANCE SHEET EVENTS	23. POST BALANCE SHEET EVENTS There are no post balance sheet events for Okyo Pharma Ltd.